Statutory reserve (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Statutory reserves	¥ 7,751	¥ 7,751
PRC [Member]
Disclosure of reserves within equity [line items]
Profits after taxation, percentage	10.00%
Statutory reserves	¥ 7,800	¥ 7,800
Variable interest entity	50.00%